UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

LS Theta Fund
Investor Class – LQTVX
Institutional Class – LQTIX

SEMI-ANNUAL REPORT
June 30, 2015

LS Theta Fund
a series of the Investment Managers Series Trust
Table of Contents
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the LS Theta Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.liquidstrategiesllc.com

LS Theta Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 99.5%
$626,371	UMB Money Market Fiduciary, 0.01%[1]	$626,371
	United States Treasury Bill:
2,500,000	0.00%, 8/6/2015[2]	2,499,835
3,900,000	0.00%, 10/29/2015[2]	3,899,903
1,500,000	0.00%, 11/19/2015[2]	1,499,868
		8,525,977
	TOTAL INVESTMENTS – 99.5% (Cost $8,525,527)	8,525,977
	Other assets in Excess of liabilities – 0.5%	40,641

	TOTAL NET ASSETS – 100.0%	$8,566,618

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (1.0)%
	PUT OPTIONS – (1.0)%
	S&P 500 Index
(41)	Exercise Price: $2,080.00, Expiration Date: July 2, 2015	(89,175)

	TOTAL PUT OPTIONS (Proceeds $43,007)	(89,175)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $43,007)	$(89,175)

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this security is segregated as collateral for securities sold short.

 See accompanying Notes to Financial Statements.

LS Theta Fund
SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Short-Term Investments	99.5%
Total Investments	99.5%
Other assets in Excess of liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $8,525,527)	$8,525,977
Cash deposited with broker	254,839
Receivables:
Dividends and interest	3
Due from Advisor	13,510
Prepaid expenses	26,606
Total assets	8,820,935

Liabilities:
Written options contracts, at value (proceeds $43,007)	89,175
Payables:
Fund shares redeemed	116,436
Shareholder servicing fees (Note 8)	4,006
Distribution fees (Note 7)	34
Fund accounting fees	9,457
Auditing fees	7,929
Fund administration fees	7,415
Transfer agent fees and expenses	5,317
Custody fees	2,340
Trustees' fees and expenses	1,110
Chief Compliance Officer fees	793
Accrued other expenses	10,305
Total liabilities	254,317

Net Assets	$8,566,618

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,446,161
Accumulated net investment loss	(46,713)
Accumulated net realized gain on investments, purchased options contracts and written options contracts
Net unrealized appreciation (depreciation) on:
Investments	450
Written options contracts	(46,168)
Net Assets	$8,566,618

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$166,823
Shares of beneficial interest issued and outstanding	16,792
Redemption price	$9.93

Institutional Class Shares:
Net assets applicable to shares outstanding	$8,399,795
Shares of beneficial interest issued and outstanding	843,060
Redemption price	$9.96

See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$1,372
Total investment income	1,372

Expenses:
Advisory fees	38,319
Transfer agent fees and expenses	27,745
Fund accounting fees	25,631
Fund administration fees	25,096
Registration fees	17,852
Auditing fees	8,679
Offering costs	8,461
Chief Compliance Officer fees	6,733
Legal fees	6,447
Custody fees	5,297
Shareholder servicing fees (Note 8)	3,416
Trustees' fees and expenses	2,976
Miscellaneous	2,728
Shareholder reporting fees	2,705
Insurance fees	496
Distribution fees (Note 7)	200

Total expenses	182,781
Advisory fees waived	(38,319)
Other expenses absorbed	(96,377)
Net expenses	48,085
Net investment loss	(46,713)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts and Written Options Contracts:
Net realized gain on:
Purchased options contracts	101,986
Written options contracts	126,358
Net realized gain	228,344
Net change in unrealized appreciation/depreciation on:
Investments	613
Written options contracts	(5,100)
Net change in unrealized appreciation/depreciation	(4,487)
Net realized and unrealized gain on investments, purchased options contracts
and written options contracts	223,857

Net Increase in Net Assets from Operations	$177,144

See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period
		March 31, 2014*
		through
		December 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(46,713)	$(91,321)
Net realized gain on investments, purchased options contracts
and written options contracts	228,344	63,682
Net change in unrealized appreciation/depreciation on investments
and written options contracts	(4,487)	(41,231)
Net increase (decrease) in net assets resulting from operations	177,144	(68,870)

Distributions to Shareholders:
From net realized gain:
Investor Class	-	(1,837)
Institutional Class	-	(54,877)
Total distributions to shareholders	-	(56,714)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	32,000	391,020
Institutional Class	7,165,031	31,048,413
Reinvestment of distributions:
Investor Class	-	1,837
Institutional Class	-	47,253
Cost of shares redeemed:
Investor Class[1]	(56,647)	(200,420)
Institutional Class[2]	(4,508,901)	(25,404,528)
Net increase in net assets from capital transactions	2,631,483	5,883,575

Total increase in net assets	2,808,627	5,757,991

Net Assets:
Beginning of period	5,757,991	-
End of period	$8,566,618	$5,757,991

Accumulated net investment loss	$(46,713)	$-

Capital Share Transactions:
Shares sold:
Investor Class	3,251	39,163
Institutional Class	733,042	3,101,550
Shares reinvested:
Investor Class	-	187
Institutional Class	-	4,807
Shares redeemed:
Investor Class	(5,807)	(20,002)
Institutional Class	(460,331)	(2,536,008)
Net increase from capital share transactions	270,155	589,697

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0 and $0, respectively.
[2]	Net of redemption fee proceeds of $24 and $280, respectively.

See accompanying Notes to Financial Statements.

LS Theta Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period
			March 31, 2014*
			through
			December 31, 2014
Net asset value, beginning of period	$9.75		$10.00
Income (loss) from Investment Operations:
Net investment loss	(0.07)	[1]	(0.15)
Net realized and unrealized gain on investments	0.25		-	[2]
Total from investment operations	0.18		(0.15)

Less Distributions:
From net investment income	-		-
From net realized gain	-		(0.10)
Total distributions	-		(0.10)

Redemption fee proceeds[1]	-		-

Net asset value, end of period	$9.93		$9.75

Total return[3]	1.85%	[4]	(1.55)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$167		$189

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	5.01%	[5]	4.32%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%	[5]

Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(4.97)%	[5]	(4.29)%	[5]
After fees waived and expenses absorbed	(1.46)%	[5]	(1.47)%	[5]

Portfolio turnover rate	-%	[4]	-%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

LS Theta Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period
			March 31, 2014*
			through
			December 31, 2014
Net asset value, beginning of period	$9.76		$10.00
Income (loss) from Investment Operations:
Net investment loss	(0.06)	[1]	(0.16)
Net realized and unrealized gain on investments	0.26		0.02
Total from investment operations	0.20		(0.14)

Less Distributions:
From net realized gain	-		(0.10)
Total distributions	-		(0.10)

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$9.96		$9.76

Total return[3]	2.05%	[4]	(1.45)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,400		$5,569

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	4.76%	[5]	4.07%	[5]
After fees waived and expenses absorbed	1.25%	[5]	1.25%	[5]

Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(4.72)%	[5]	(4.04)%	[5]
After fees waived and expenses absorbed	(1.21)%	[5]	(1.22)%	[5]

Portfolio turnover rate	-%	[4]	-%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
LS Theta Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities and options at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2015 (Unaudited)

(b) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options contracts written for the six months ended June 30, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2014	27	$19,412
Options written	2,323	708,459
Options terminated in closing purchasing transactions	(2,076)	(494,611)
Options expired	(233)	(190,253)
Options exercised	-	-
Outstanding at June 30, 2015	41	$43,007

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,660, which are being amortized over a one-year period from March 31, 2014 (commencement of operations).

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period March 31, 2014 (commencement of operations) through December 31, 2014 and the six months ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liquid Strategies, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until May 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2015, the Advisor waived its advisory fees and absorbed other expenses totaling $134,696. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At June 30, 2015, the amount of these potentially recoverable expenses was $343,868. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2017	$209,172
2018	134,696

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2015 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2015, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$8,525,527

Gross unrealized appreciation	$450
Gross unrealized depreciation	-

Net unrealized appreciation on investments	$450

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(56,524)
Net unrealized depreciation on investments	(163)
Total accumulated deficit	$(56,687)

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. As of December 31, 2014, the Fund had $56,524 of Post-October capital losses.

The tax character of distributions paid during the fiscal period ended December 31, 2014 were as follows:

Distribution paid from:	2014
Ordinary income	$-
Net long-term capital gains	56,714
Total distributions paid	$56,714

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2015 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2015, the Fund received $24 in redemption fees.

Note 6 – Investment Transactions
The Fund’s primary strategy consists of selling put options on exchange traded funds (“ETFs”) and equity indexes. The Fund did not have any purchases or sales of investments with maturities of one year or more during the six months ended June 30, 2015.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2015 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Short-Term Investments
Money Market	$626,371	$-	$-	$626,371
U.S. Treasury Bill	-	7,899,606	-	7,899,606
Total Assets	$626,371	$7,899,606	$-	$8,525,977

Liabilities
Written Options Contracts	$89,175	$-	$ -	$89,175

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended June 30, 2015.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2015 by risk category are as follows:

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2015 (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts		$ -	Written options contracts, at value	$ 89,175
Total		$ -		$ 89,175

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$101,986	$126,358	$228,344
Total	$101,986	$126,358	$228,344

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$(5,100)	$(5,100)
Total	$-	$(5,100)	$(5,100)

The quarterly average volumes of derivative instruments as of June 30, 2015 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Number of contracts	(64)

Note 12 –Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2015 (Unaudited)

As discussed in a prospectus supplement dated August 3, 2015, on June 17, 2015, the Board of Trustees of the Trust approved a one-for-five reverse stock split for both share classes of the LS Theta Fund. This transaction took place after the close of business on August 6, 2015. For every five shares of a Class of the Fund owned by a shareholder before the close of business on August 6, 2015, the shareholder received one share of the same Class of the Fund. This resulted in a decrease in shares outstanding from 27,994 to 5,599, and an increase in net asset value from $10.05 to $50.23 for Investor Class, and a decrease in shares outstanding from 1,051,178 to 220,652, and an increase in net asset value from $10.08 to $50.39 for Institutional Class. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

LS Theta Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and or/service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/15	6/30/15	1/1/15 – 6/30/15
Investor Class	Actual Performance	$1,000.00	$1,018.50	$7.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.37	7.49
Institutional Class	Actual Performance	1,000.00	1,020.50	6.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

LS Theta Fund
A series of Investment Managers Series Trust

Investment Advisor
Liquid Strategies, LLC
Six Concourse Parkway, Suite 3300
Atlanta, Georgia 30328

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
LS Theta Fund - Investor Class	LQTVX	46141P 289
LS Theta Fund - Institutional Class	LQTIX	46141P 271

Privacy Principles of the LS Theta Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the LS Theta Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 8LIQUID (844-854-7843), or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 8LIQUID (844-854-7843), or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (844) 8LIQUID (844-854-7843). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

LS Theta Fund
 P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 8LIQUID (844-854-7843)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/3/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/3/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/3/15